Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of reconciliation of the numerator and denominator used to compute basic and diluted net (loss) per share
The following table sets forth the computation of basic and dilutive net loss per share attributable to common stockholders for the years ended December 31, 2024 and 2023:

	2024	2023
Numerator:
Net loss	$(61,195)	$(87,589)

Denominator:
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	17,476,105	4,213,244

Net loss per share attributable to common stockholders, basic and diluted	$(3.50)	$(20.79)

Summary Of Property, plant and equipment
Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line
method over the following estimated useful lives:

Computer equipment	3-5 years
Software	3 years
Furniture and fixtures	5 years
Office equipment	5 years
Vehicles	8 years
Leasehold improvements	Shorter of the related lease term or useful life

Summary Of Contract with customer, contract asset, contract liability, and receivable	The following table is a rollforward of contract liabilities, which are included in accrued expenses and other current liabilities and other liabilities on the consolidated balance sheets, as of December 31, 2024 and 2023 (in thousands):

	2024	2023

Balance at January 1	$1,100	$1,830
Addition of deferred revenue	—	3,113
Recognition of revenue	(1,100)	(3,843)

Balance at December 31	$—	$1,100

BURTECH ACQUISITION CORP [Member]
Schedule of reconciliation of the numerator and denominator used to compute basic and diluted net (loss) per share
The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share for each class of common stock:

	Year Ended December 31,
	2024			2023
	Class A		Class B	Class A		Class B
	Redeemable	Non-Redeemable	Non-Redeemable	Redeemable	Non-Redeemable	Non-Redeemable
	common stock	common stock	common stock	common stock	common stock	common stock
Numerator:
Allocation of net income	$(1,176,526)	$(2,937,005)	$(1)	$660,301	$112,586	$566,255
Denominator:
Weighted-average shares outstanding (1)	4,333,146	10,816,995	5	10,578,271	1,803,670	9,071,610

Basic and diluted net income per share	$(0.27)	$(0.27)	$(0.27)	$0.06	$0.06	$0.06

(1)	Weighted-average shares outstanding includes common stock subject to redemption.